ROU Assets and Operating Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Rou Assets And Operating Lease Liabilities
Schedule of Non-Cancellable Lease Contract

As of December 31, 2025 and 2024, the Group had the following lease arrangements. The lease terms presented below represent the lease periods used for measurement purposes, including non-cancellable periods together with renewal options that the Group is reasonably certain to exercise, in accordance with ASC 842.

Description of lease	Lease term
Office at Beach Centre, Singapore	3 years and 2 months from April 1, 2023 to May 31, 2026
Office at Seoul, South Korea	2 years from March 4, 2024 to March 3, 2026 (including a 1-year renewal option assessed as reasonably certain to be exercised)
Office at Shanghai, China	2 years from March 3, 2025 to March 9, 2027

a)	Amounts recognized in the consolidated balance sheets:

	As of December 31,
	2025	2024
Right-of-use assets	$79,614	$133,103

Operating lease liabilities
Current	$78,281	$104,267
Non-current	6,321	41,011
	$84,602	$145,278

Weighted average remaining lease terms (in years)	0.81	1.39

b)	Information related to operating lease activities during the years ended December 31, 2025, 2024 and 2023 are as follows:

	For the Years Ended December 31,
	2025	2024	2023
ROU assets obtained in exchange for operating lease liabilities	$73,808	$29,338	259,269

Amortization of ROU assets	127,297	94,099	61,406
Accretion of operating lease liabilities	5,995	8,913	8,410
Total operating lease expenses	$133,292	$103,012	69,816

Schedule of Remaining Contractual Maturities	c)The following table summarizes the remaining contractual maturities of lease liabilities, categorized by the years in which such lease liabilities are required to be settled, under operating leases as of December 31, 2025:

During the year ended December 31,
2026	$79,565
2027	6,345
Total future lease payments	$85,910
Less: imputed interest	(1,308)
Present value of lease obligations	$84,602